Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,893)	$ 4,816,310	$ (434,039)	$ (406,026)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Formation cost paid by Sponsor through promissory note	761
Interest earned on marketable securities held in Trust Account		(855,534)	(57,897)	(78,398)
Unrealized gain on marketable securities held in Trust Account		(9,440)	(1,361)	(2,211)
Change in fair value of warrant liabilities		(6,652,710)	(961,676)	(1,642,290)
Transaction costs allocated to warrants			523,013	523,013
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,132	1,254,989	213,407	636,243
Due to Sponsor	1,000		(1,000)	(1,000)
Net cash used in operating activities	1,000	(1,681,820)	(897,443)	(970,669)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(1,030,035)	(172,500,000)	(172,500,000)
Net cash provided by (used in) investing activities		67,780,965	(172,500,000)	(172,500,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		322,309
Cash withdrawn from Trust Account in connection with redemption		68,488,691
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			169,049,999	169,049,999
Proceeds from sale of Private Placement Warrants			5,200,000	5,200,000
Proceeds from promissory note – related party		1,030,035	5,000	5,000
Proceeds from Working Capital Loan		1,072,500
Repayment of promissory note – related party			(88,905)	(88,905)
Payment of offering costs			(296,352)	(296,352)
Net cash provided by financing activities		(66,386,156)	173,869,742	173,869,742
Redemption of common stock		(68,488,691)
Net Change in Cash	1,000	(287,011)	472,299	399,073
Cash – Beginning of period		400,073	1,000	1,000
Cash – End of period	1,000	113,062	473,299	400,073
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	69,500		214,852
Offering costs paid by Sponsor in exchange for issuance of founder shares	25,000
Deferred offering costs paid through promissory note	83,144
Fair value of Founder Shares attributable to Anchor Investor			4,411,238	4,411,238
Proceeds in excess of fair value of Working Capital Loan on issuance date		362,066
Deferred underwriting fee payable			6,037,500
Remeasurement of Class A common stock subject to possible redemption		1,498,386	19,990,222	$ 19,990,222
Change in fair value of Working Capital Loan		(182,135)
Prepaid expenses		(178,224)	(177,890)
Income taxes payable		$ 124,924